BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2025
Bank Loans
Schedule of bank loans

Bank loans	Currency	Maturity Period	Effective Interest rate	Carrying amount
				US$’000
Secured fixed rate bank loan	SGD	2026	4.5%	111
Secured fixed rate bank loan	SGD	2027	4.5%	66
Secured fixed rate bank loan	SGD	2026	4.5%	145
December 31, 2024				322

Secured fixed rate bank loan	SGD	2026	4.5%	88
Secured fixed rate bank loan	SGD	2027	4.5%	53
Secured fixed rate bank loan	SGD	2026	4.5%	83
Secured floating rate short term borrowings *	USD	2025	6.5%	3,630
June 30, 2025				3,854

*

Trade financing facilities from a bank were granted to the Company, which was disclosed in note 15. As of Jun 30, 2025, USD3,630,310 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.

Schedule of bank loans guaranteed by related party

Bank loans	Carrying amount	Within 1 year	2026	2027
	US$’000	US$’000	US$’000	US$’000
Secured fixed rate bank loan	111	54	57	–
Secured fixed rate bank loan	66	31	32	3
Secured fixed rate bank loan	145	134	11	–
December 31, 2024	322	219	100	3

	Carrying amount	Within 1 year	2027
	US$’000	US$’000	US$’000
Secured fixed rate bank loan	88	58	30
Secured fixed rate bank loan	53	33	20
Secured fixed rate bank loan	83	83	–
Secured floating rate short term borrowings	3,630	3,630	–
June 30, 2025	3,854	3,804	50